T. ROWE PRICE COMMUNICATIONS & TECHNOLOGY FUND
March 31, 2020 (Unaudited)

Portfolio of Investments‡	Shares	$ Value
(Cost and value in $000s)
COMMON STOCKS 97.0%
CONSUMER/RETAIL 0.7%
Consumer Brands 0.1%
Duluth Holdings, Class B (1)(2)	981,000	3,934
		3,934
Consumer Services 0.6%
GSX Techedu, ADR (1)	440,815	18,673
TAL Education Group, ADR (1)	403,200	21,474
		40,147
Total Consumer/Retail		44,081
FINANCIAL SERVICES 4.8%
Other Financial Services 0.1%
XP, Class A (1)	347,605	6,705
		6,705
Payments 4.7%
ANT International, Class C, Acquisition Date: 6/7/18, Cost
$67,333 (1)(3)(4)	12,002,332	84,256
One97 Communications, Series G, Acquisition Date: 12/3/19,
Cost $8,203(1)(3)(4)	32,222	6,070
PayPal Holdings (1)	1,875,000	179,513
StoneCo, Class A (1)(2)	541,520	11,789
		281,628
Total Financial Services		288,333
INTERNET 41.9%
China Internet Media/Advertising 4.1%
Tencent Holdings (HKD)	4,989,500	246,619
		246,619
China Internet Retail 6.5%
Alibaba Group Holding, ADR (1)	2,021,134	393,070
		393,070

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE COMMUNICATIONS & TECHNOLOGY FUND

	Shares	$ Value
(Cost and value in $000s)
Rest of World Internet Media/Advertising 1.2%
Sea, ADR (1)(2)	1,587,593	70,347
		70,347
Rest of World Internet Retail 0.0%
Farfetch, Class A (1)	305,149	2,411
		2,411
Rest of World Internet Services 0.5%
Trainline (GBP) (1)	7,264,495	30,160
		30,160
U. S. Internet Media/Advertising 11.3%
Alphabet, Class A (1)	79,050	91,852
Alphabet, Class C (1)	204,753	238,089
Facebook, Class A (1)	2,132,800	355,751
		685,692
U. S. Internet Retail 15.3%
Amazon. com (1)	453,000	883,223
Carvana (1)(2)	478,397	26,355
Chewy, Class A (1)	312,733	11,724
RealReal (1)(2)	388,414	2,723
		924,025
U. S. Internet Services 3.0%
Booking Holdings (1)	124,072	166,917
Houzz, Acquisition Date: 6/3/14, Cost $1,400 (1)(3)(4)	186,860	1,114
Redfin (1)(2)	657,781	10,143
		178,174
Total Internet		2,530,498
IT SERVICES 3.1%
Data Centers 1.7%
Equinix, REIT	168,056	104,963
		104,963
IT Services 1.4%
Amadeus IT Group, A Shares (EUR)	203,439	9,575

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE COMMUNICATIONS & TECHNOLOGY FUND

	Shares	$ Value
(Cost and value in $000s)
VeriSign (1)	407,300	73,351
		82,926
Total IT Services		187,889
MEDIA & ENTERTAINMENT 5.6%
Direct-to-Consumer Subscription Services 5.3%
Netflix (1)(2)	775,080	291,042
Spotify Technology (1)(2)	220,200	26,741
		317,783
Diversified Media 0.2%
Walt Disney	144,810	13,989
		13,989
TV and Radio Broadcasting 0.1%
Central European Media Enterprises, Class A (1)	1,379,898	4,319
		4,319
Total Media & Entertainment		336,091
SEMICONDUCTORS 0.7%
Processors 0.7%
NVIDIA	162,900	42,940
Total Semiconductors		42,940
SOFTWARE 8.7%
Back-Office Applications Software 2.4%
Avalara (1)	71,873	5,362
Bill. com Holdings (1)(2)	46,683	1,596
Ceridian HCM Holding (1)	531,974	26,636
Coupa Software (1)(2)	593,193	82,887
Workday, Class A (1)	196,400	25,575
		142,056
Collaboration and Productivity Software 4.6%
Atlassian, Class A (1)(2)	739,599	101,517
ServiceNow (1)	446,849	128,058
Slack Technologies, Class A (1)(2)	1,291,091	34,653
Zoom Video Communications, Class A (1)(2)	114,570	16,741
		280,969
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE COMMUNICATIONS & TECHNOLOGY FUND

	Shares	$ Value
(Cost and value in $000s)

Front-Office Applications Software 0.5%
salesforce. com (1)	190,900	27,486
		27,486
Industry-Specific Software 0.1%
nCino, Acquisition Date: 9/16/19, Cost $8,417 (1)(3)(4)	386,987	6,229
Toast, Acquisition Date: 11/14/18, Cost $558 (1)(3)(4)	20,287	682
		6,911
Infrastructure and Developer Tool Software 1.1%
Datadog, Class A (1)	322,499	11,604
Microsoft	322,400	50,846
PagerDuty (1)(2)	372,996	6,445
Snowflake, Class B, Acquisition Date: 3/17/20,
Cost $633 (1)(3)(4)	16,324	633
		69,528
Total Software		526,950
TELECOM SERVICES 31.1%
Towers 16.2%
American Tower, REIT	1,872,500	407,737
Crown Castle International, REIT	2,389,468	345,039
Helios Towers (GBP) (1)	18,559,030	31,909
Sarana Menara Nusantara (IDR)	411,976,500	17,000
SBA Communications, REIT	646,300	174,482
		976,167
U. S. Cable/Satellite 7.9%
Altice USA, Class A (1)	1,779,555	39,666
Charter Communications, Class A (1)	364,809	159,170
Comcast, Class A	5,703,400	196,083
Liberty Broadband, Class C (1)	756,416	83,750
		478,669
U. S. Wireless 7.0%
T-Mobile US (1)(2)	3,556,980	298,431
Verizon Communications	2,279,676	122,487
		420,918
Total Telecom Services		1,875,754
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE COMMUNICATIONS & TECHNOLOGY FUND

		Shares	$ Value
	(Cost and value in $000s)

	Total Miscellaneous Common Stocks 0.4% (7)		25,800
	Total Common Stocks (Cost $2,115,790)		5,858,336

	CONVERTIBLE PREFERRED STOCKS 1.7%
	INDUSTRIALS 0.2%
	Transportation Technology Services 0.2%
	Aurora Innovation, Series B, Acquisition Date: 3/1/19, Cost
	$12,597 (1)(3)(4)	1,363,230	9,321
	Xiaoju Kuaizhi, Series A-17, Acquisition Date: 10/19/15, Cost
	$3,572 (1)(3)(4)	130,241	4,909
	Total Industrials		14,230
	INTERNET 1.0%
	China Internet Media/Advertising 0.3%
	ByteDance, Series E, Acquisition Date: 7/8/19,
	Cost $12,010 (1)(3)(4)	243,670	16,626
			16,626
	U. S. Internet Services 0.7%
	Airbnb, Series D, Acquisition Date: 4/16/14,
	Cost $5,109 (1)(3)(4)	125,499	9,553
	Airbnb, Series E, Acquisition Date: 7/14/15,
	Cost $3,047 (1)(3)(4)	32,734	2,492
	Doordash, Series G, Acquisition Date: 11/12/19,
	Cost $13,568 (1)(3)(4)	71,526	10,041
	Houzz, Series D, Acquisition Date: 6/3/14, Cost $4,200 (1)(3)(4)	560,560	3,343
	Vroom, Series F, Acquisition Date: 6/30/17 - 11/27/17, Cost
	$11,025 (1)(3)(4)	646,332	13,006
	Vroom, Series H, Acquisition Date: 11/21/19,
	Cost $3,061 (1)(3)(4)	112,567	2,265
			40,700
	Total Internet		57,326
	SOFTWARE 0.5%
Back	-Office Applications Software 0.1%
	Plex Systems Holdings, Series B, Acquisition Date: 6/9/14, Cost
	$3,508 (1)(3)(4)	1,528,887	3,292
			3,292

	The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE COMMUNICATIONS & TECHNOLOGY FUND

		Shares	$ Value
	(Cost and value in $000s)

	Collaboration and Productivity Software 0.1%
	Uipath, Series D-1, Acquisition Date: 4/26/19,
	Cost $10,489 (1)(3)(4)	266,532	7,762
	Uipath, Series D-2, Acquisition Date: 4/26/19,
	Cost $1,761 (1)(3)(4)	44,756	1,303
			9,065
Front	-Office Applications Software 0.1%
	Seismic Software, Series E, Acquisition Date: 12/13/18, Cost
	$5,712 (1)(3)(4)	181,211	4,749
			4,749
	Industry-Specific Software 0.2%
	Toast, Series D, Acquisition Date: 6/27/18,
	Cost $6,343 (1)(3)(4)	366,515	12,327
	Toast, Series F, Acquisition Date: 2/14/20,
	Cost $1,556 (1)(3)(4)	34,233	1,151
			13,478
	Total Software		30,584
	Total Convertible Preferred Stocks (Cost $97,558)		102,140

SHORT	-TERM INVESTMENTS 1.0%
	Money Market Funds 1.0%
	T. Rowe Price Treasury Reserve Fund, 0.93% (5)(6)	60,810,306	60,810
	Total Short-Term Investments (Cost $60,810)		60,810

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE COMMUNICATIONS & TECHNOLOGY FUND

	Shares	$ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 3.0%
Investments in a Pooled Account through Securities Lending
Program with State Street Bank and Trust Company 3.0%
Short-Term Funds 3.0%
T. Rowe Price Short-Term Fund, 1.28% (5)(6)	18,211,501	182,115
Total Investments in a Pooled Account through Securities Lending Program with
State Street Bank and Trust Company		182,115
Total Securities Lending Collateral (Cost $182,115)		182,115

Total Investments in Securities 102.7%
(Cost $2,456,273)		$6,203,401
Other Assets Less Liabilities (2.7)%		(161,265)
Net Assets 100.0%		$6,042,136

‡	Shares are denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	All or a portion of this security is on loan at March 31, 2020.
(3)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-
end amounts to $201,124 and represents 3.3% of net assets.
(4)	Level 3 in fair value hierarchy.
(5)	Seven-day yield
(6)	Affiliated Companies
(7)	The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
ADR	American Depositary Receipts
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE COMMUNICATIONS & TECHNOLOGY FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

			Change in Net
	Net Realized Gain			Unrealized	Investment
Affiliate		(Loss)		Gain/Loss	Income
T. Rowe Price Treasury Reserve
Fund		$—		$—	$177
T. Rowe Price Short-Term Fund		—		—	—++
Totals	$	—#		$—	$177+

Supplementary Investment Schedule
	Value	Purchase		Sales	Value
Affiliate	12/31/19	Cost		Cost	3/31/20
T. Rowe Price Treasury
Reserve Fund	$20,714		¤	¤ $	60,810
T. Rowe Price Short-Term
Fund	127,534		¤	¤	182,115
					$242,925^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $177 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $242,925.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE COMMUNICATIONS & TECHNOLOGY FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Communications & Technology Fund, Inc. (the fund) is registered under the Investment Company Act of
1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on

T. ROWE PRICE COMMUNICATIONS & TECHNOLOGY FUND

more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity

T. ROWE PRICE COMMUNICATIONS & TECHNOLOGY FUND

inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$5,424,089$	335,263$	98,984$	5,858,336
Convertible Preferred Stocks	—	—	102,140	102,140
Short-Term Investments	60,810	—	—	60,810
Securities Lending Collateral	182,115	—	—	182,115
Total	$5,667,014$	335,263$	201,124$	6,203,401

Following is a reconciliation of the fund’s Level 3 holdings for the period ended March 31, 2020. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at March 31, 2020, totaled $(18,924,000) for the period ended March 31, 2020.

($000 s)	Beginning	Gain (Loss)		Ending
	Balance	During	Total	Balance
	1/1/20	Period	Purchases	3/31/20
Investment in Securities
Common Stocks	$95,860	$2,491	$633	$98,984
Convertible Preferred
Stocks	121,999	(21,415)	1,556	102,140

Total	$217,859	$(18,924)	$2,189	$201,124

In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s Level 3 assets, by class of financial instrument. Because the Valuation
Committee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.

T. ROWE PRICE COMMUNICATIONS & TECHNOLOGY FUND

								Impact to
			Significant	Value or		Weighted		Valuation from
Investments in	Market	Valuation	Unobservable	Range of		Average of		an Increase
Securities	Value ($000s)	Technique(s)+	Input(s)	Input(s)		Input(s) *		in Input**

Common Stocks	$98,984	Recent comparable	—#	—#		—#		—#
		transaction price(s)

			Market performance	26%		26%		Decrease
			adjustment

		Market comparable	Enterprise Value to	4.7	x	4.7	x	Increase
			Sales Multiple

			Discount for lack of	10%		10%		Decrease
			marketability

			Enterprise Value to	0.8	x	0.8	x	Increase
			Gross Merchandise
			Value Multiple

			Enterprise Value to	6.3	x	6.3	x	Increase
			Gross Profit Multiple

			Market performance	26%		26%		Decrease
			adjustment

Convertible	$102,140	Recent comparable	—#	—#		—#		—#
Preferred Stocks		transaction price(s)

			Market performance	26%		26%		Decrease
			adjustment

		Market Comparable	Sales Growth Rate	12% - 40%		24%		Increase

			EBIT Growth Rate	40%		40%		Increase

			Enterprise Value to	14.6x – 21.4x		18.0	x	Increase
			EBIT Multiple

			Enterprise Value to	3.0x – 12.1x		4.5	x	Increase
			Sales Multiple

			Enterprise Value to	0.8	x	0.8	x	Increase
			Gross Merchandise
			Value Multiple

			Discount for lack of	10%		10%		Decrease
			marketability

			Enterprise Value to	3.4x – 8.2x		4.8	x	Increase
			Gross Profit Multiple

			Gross Profit	15% - 25%		22%		Increase
			Growth Rate

			Market performance	26%		26%		Decrease
			adjustment

# No quantitative unobservable inputs significant to the valuation technique were created by the fund’s management.

* Unobservable inputs were weighted by the relative fair value of the instruments.

T. ROWE PRICE COMMUNICATIONS & TECHNOLOGY FUND

** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

+ Valuation techniques may change in order to reflect management’s judgment of current market participant assumptions.